Accrued and other liabilities	12 Months Ended
Dec. 31, 2011
Accrued and other liabilities [Abstract]
Accrued and other liabilities

12. Accrued and other liabilities

Accrued and other liabilities consist of the following:

As of December 31 (in thousands)	2011 EUR	2010 EUR

Deferred revenue	816,045	543,145
Costs to be paid	260,651	270,836
Deposits from customers	-	150,000
Down payments from customers	1,057,046	675,636
Personnel related items	212,059	177,025
Derivative instruments	40,359	34,898
Standard warranty reserve	43,273	37,965
Other	2,313	2,314

Accrued and other liabilities	2,431,746	1,891,819
Less: non-current portion of accrued and other liabilities [1]	663,099	373,070

Current portion of accrued and other liabilities	1,768,647	1,518,749

1	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.

The increase in accrued and other liabilities mainly relates to deferred revenue and down payments from customers.

Deferred revenue mainly consists of prepaid extended and enhanced (optic) warranty contracts and award credits regarding free or discounted products or services. The increase in deferred revenue is mainly caused by an increase in volume purchase agreements. Further, one NXE:3100 system shipment is included for an amount of EUR 48.6 million, which has not been fully installed at the customer’s location yet.

Costs to be paid mainly relate to accrued cost for unbilled services provided by vendors including contracted labor, outsourced services and consultancy.

The Company receives advances from customers prior to shipment for systems included in ASML’s current product portfolio or systems currently under development in the form of down payments.

Personnel related items mainly consist of accrued management bonuses, accrued profit sharing, accrued vacation days, accrued vacation allowance, accrued wage tax, social securities and accrued pension premiums.

Derivative financial instruments consist of currency contracts and the fair value of interest rate swaps which includes accrued interest.

Changes in standard warranty reserve for the years 2011 and 2010 are as follows:

(in thousands)	2011 EUR	2010 EUR

Balance, January 1	37,965	23,208
Additions of the year	61,279	46,467
Utilization of the reserve	(26,968)	(14,325)
Release of the reserve	(29,415)	(18,480)
Effect of exchange rates	412	1,095

Standard warranty reserve	43,273	37,965

The release of the reserve is due to a change in accounting estimate based on lower than expected historical warranty expenses as a result of an improved learning-curve concerning ASML’s systems. The release has been included in cost of sales.

In 2011 and 2010 the reassessments of the warranty reserve, and resulting change in accounting estimate, did not have a material impact on the Company’s financial position or results of operations.